ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

July 6, 2018	Nathan D. Briggs
T: 1 202 626 3909
F: 1 202 383 9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:    PIMCO Income Strategy Fund

 (File Nos. 333-______, 811-21374)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Income Strategy Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $124.50 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Joshua D. Ratner, Esq.

  Stephen Forster, Esq.

  David C. Sullivan, Esq.